As filed with the Securities and Exchange Commission on April 30, 1998
	Securities Act Registration	  No. 333 -25499

	Investment Company Act Registration  No.  811-5928


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No. 2		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
AMENDMENT NO. 2                        			[X   ]
___________________________________________________________
Smith Barney Small Cap Blend Fund, Inc.
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Small Cap Blend Fund, Inc.
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
John Baumgardner, Esq.
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):

[ X ]	Immediately upon filing pursuant to [X ]On (date) pursuant to
paragraph (b) of Rule 485			paragraph (b)

 [  ]	60 days after filing pursuant to	[  ]	On (date) pursuant to
	paragraph (a)(1)		paragraph (a)(1)
[  ]	75 days after filing pursuant to	[  ]	On (date) pursuant to
	paragraph (a)(2)		paragraph (a)(2) of rule 485
If appropriate, check the following box:
[  ]	This post-effective amendment designates a new effective date for a previously filed
	post effective amendment.

Title of Securities Being Registered:  Shares of Common Stock


SMITH BARNEY SMALL CAP BLEND FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Cross -Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

SMITH BARNEY DISCIPLINED SMALL CAP FUND, INC.

PURSUANT TO RULE 495(a) Under the Securities Act of 1933, as amended

Part A
Item No.

Prospectus Heading

1. Cover Page
Cover Page

2. Synopsis

Fee Table

3. Condensed Financial
Information
Financial Highlights Information

4. General Description
of Registrant
Cover Page; Investment Objectives
and Policies; Yield Information;
Additional Information

5. Management of the
Fund
Management of the Fund;
Fee Table;
Distributor

6. Capital Stock and
Other Securities
Dividends, Automatic Reinvestment
and Taxes; Additional Information

7. Purchase of
Securities Being
Offered

Purchase of Shares; Valuation of
Shares

8. Redemption or
Repurchase
Redemption of Shares

9. Pending Legal
Proceedings

Not Applicable

Part B
Item No.
Statement of
Additional Information

10. Cover Page
Cover Page

11. Table of Contents
Table of Contents

12. General Information
and History
Management Agreement, Plan of
Distribution and Other Services;
See Prospectus  Cover Page, and
Additional Information

13. Investment Objectives
and Policies Investment Objectives

14. Management of the
Fund Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

15. Control Persons and Principal Holders of
Securities Management Agreement, Plan of
Distribution and Other Services;
See Prospectus Management of the
Fund

16. Investment Advisory
and Other Services Management Agreement Plan of
Distribution and Other Services;
Custodian, Transfer Agent and
Dividend Disbursing Agent; See
Prospectus Management of the
Fund and Distributor;
Additional Information

17. Brokerage Allocation
and Other Practices Investment Objectives; Management
Agreement, Plan Of Distribution
and Other Services.

18. Capital Stock and
Other Securities See Prospectus Purchase of
Shares, Redemption of Shares,
Dividends, Automatic Reinvestment
and Taxes

19. Purchase, Redemption
and Pricing of Securities Being
Offered Determination of Net Asset Value.
See Prospectus  Purchase of
Shares, Redemption of Shares,
Valuation of Shares

20. Tax Status
See Prospectus Dividends,
Automatic Reinvestment and Taxes

21. Underwriters See Prospectus Purchase of Shares

22. Calculation of
Performance Data Yield Information; See Prospectus
 Yield Information

23. Financial Statements
 Financial Statements



PART A PROSPECTUS


================================================================================
Prospectus

                                                                    SMITH BARNEY


                                                                           Small
                                                                       Cap Blend
                                                                      Fund, Inc.

                                                                  April 30, 1998


                                                   Prospectus begins on page one

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

================================================================================

--------------------------------------------------------------------------------
Prospectus                                                        April 30, 1998
--------------------------------------------------------------------------------

      Smith Barney Small Cap Blend Fund, Inc.
      388 Greenwich Street
      New York, New York 10013
      1-800-451-2010

      Smith Barney Small Cap Blend Fund, Inc. formerly known as Smith Barney Disciplined Small Cap Fund, Inc. (the Fund) is an open-end diversified management investment company that seeks long term capital appreciation by investing primarily in the common stocks of companies with relatively small market capitalizations. In order to provide consistent relative performance, the Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index, a broad based index of the smaller cap segment of the U.S. stock market in terms of overall risk, economic sector weightings and market capitalization. By linking its investment strategy to the Russell 2500 Stock Index, the Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values greater than $100 million. The adviser to the Fund will select stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth.


      This Prospectus sets forth concisely certain information about the Fund including sales charges, distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


      Additional information about the Fund is contained in a Statement of Additional Information dated April 30, 1998, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting a Smith Barney Financial Consultant. The Statement of Additional Information (SAI) has been filed with the Securities and Exchange Commission (the SEC) and is incorporated by reference into this Prospectus in its entirety.


Smith Barney Inc.
Distributor

Travelers Investment Management Company
Investment Adviser


Mutual Management Corp.
Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------


Prospectus Summary                                                             3
--------------------------------------------------------------------------------
Financial Highlights                                                           9
--------------------------------------------------------------------------------
Investment Objective and Management Policies                                  11
--------------------------------------------------------------------------------
Valuation of Shares                                                           15
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                            15
--------------------------------------------------------------------------------
Purchase of Shares                                                            16
--------------------------------------------------------------------------------
Exchange Privilege                                                            26
--------------------------------------------------------------------------------
Redemption of Shares                                                          29
--------------------------------------------------------------------------------
Minimum Account Size                                                          31
--------------------------------------------------------------------------------
Performance                                                                   32
--------------------------------------------------------------------------------
Management of the Fund                                                        32
--------------------------------------------------------------------------------
Distributor                                                                   34
--------------------------------------------------------------------------------
Additional Information                                                        35
--------------------------------------------------------------------------------


================================================================================
   No person has been authorized to give any information or to make any representation in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or Smith Barney Inc. (the Distributor). This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
================================================================================

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

      The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the SAI. Cross references in this summary are to headings in the Prospectus. See Table of Contents.


      Investment Objective The Fund is an open-end management investment company that seeks long term capital appreciation by investing primarily in the common stocks of companies with relatively small market capitalizations. In order to provide consistent relative performance, the Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index, a broad based index of the smaller cap segment of the U. S. stock market in terms of overall risk, economic sector weightings and market capitalization. By linking its investment strategy to the Russell 2500 Stock Index, the Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values greater than $100 million. The adviser to the Fund will select stocks based on a disciplined quantitative screening process that seeks a combination of attractive relative value and earnings growth. See Investment Objective and Management Policies.

      Alternative Purchase Arrangements The Fund offers several classes of shares (Classes) to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class Y shares, is offered only to investors meeting an initial investment minimum of $15,000,000. See Purchase of Shares and Redemption of Shares.

      Class A Shares. Class A shares are sold at net asset value plus an initial sales charge of up to 5.00% and are subject to an annual service fee of 0.25% of the average daily net assets of the Class. The initial sales charge may be reduced or waived for certain purchases. Purchases of Class A shares of $500,000 or more will be made at net asset value with no initial sales charge, but will be subject to a contingent deferred sales charge (CDSC) of 1.00% on redemptions made within 12 months of purchase. See Prospectus Summary --
Reduced or No Initial Sales Charge.


      Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemptions. Class B shares are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class. The Class B shares distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

      Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions (Class B Dividend Shares) will be converted at that time. See Purchase of Shares -- Deferred Sales Charge Alternatives.

      Class C Shares. Class C shares are sold at net asset value with no initial sales charge. They are subject to an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Class C shares, and investors pay a CDSC of 1.00% if they redeem Class C shares within 12 months of purchase. The CDSC may be waived for certain redemptions. The Class C shares distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares. Purchases of Fund shares, which when combined with current holdings of Class C shares of the Fund equal or exceed $500,000 in the aggregate, should be made in Class A shares at net asset value with no sales charge, and will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.


      Class Y Shares. Class Y shares are available only to investors meeting an initial investment minimum of $15,000,000. Class Y shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any service or distribution fees.


      In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

      Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates share holders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional invested amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Funds future return cannot be predicted, however, there can be no assurance that this would be the case.

      Finally, investors should consider the effect of the CDSC period and any con version rights of the Classes in the context of their own investment time frame. For example, while Class C shares have a shorter CDSC period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks.

      Reduced or No Initial Sales Charge. The initial sales charge on Class A shares may be waived for certain eligible purchasers, and the entire purchase price will be immediately invested in the Fund. In addition, Class A share purchases of $500,000

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------


or more will be made at net asset value with no initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The $500,000 investment may be met by adding the purchase to the net asset value of all Class A shares offered with a sales charge held in funds sponsored by Smith Barney listed under Exchange Privilege. Class A share purchases also may be eligible for a reduced initial sales charge. See Purchase of Shares.
Because the ongoing expenses of Class A shares may be lower than those for Class B and Class C shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.


      Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B and Class C shares is the same as that of the initial sales charge on the Class A shares.

      See Purchase of Shares and Management of the Fund for a complete description of the sales charges and service and distribution fees for each class of shares and Valuation of Shares, Dividends, Distributions and Taxes and Exchange Privilege for other differences between the Classes of shares.


      Smith Barney 401(k) and ExecChoice(TM) Programs Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A and Class C shares are available without a sales charge as investment alternatives under both of these programs. See Purchase of Shares -- Smith Barney 401(k) and ExecChoice(TM) Programs.


      Purchase of Shares Shares may be purchased through a brokerage account maintained by Smith Barney. Shares may also be purchased through a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an Introducing Broker) or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through the Funds transfer agent, First Data Investor Services Group, Inc. (First Data). See Purchase of Shares.


      Investment Minimums Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account (IRA) or a Self-Employed Retirement Plan. Investors in Class Y shares may open an account for an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes of shares is $25. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See Purchase of Shares.

      Systematic Investment Plan The Fund offers shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares. The minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and on a quarterly basis is $50. See Purchase of Shares.

      Redemption of Shares Shares may be redeemed on each day the New York Stock Exchange, Inc. (NYSE) is open for business. See Purchase of Shares and Redemption of Shares.


      Management of the Fund The Travelers Investment Management Company (the Adviser) serves as the Funds investment adviser. The Adviser provides advisory and management services to certain investment companies affiliated with Smith Barney. The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings). Holdings is a wholly owned subsidiary of Travelers Group Inc. (Travelers), a diversified financial services holding company engaged, through its subsidiaries, principally in four business segments:
Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See Management of the Fund.

      Mutual Management Corp. (MMC) formerly known as Smith Barney Mutual Funds Management Inc. serves as the Funds administrator. MMC is also a wholly owned subsidiary of Holdings. MMC provides investment advisory and administration services to investment companies affiliated with Smith Barney. See Management of the Fund.


      Exchange Privilege Shares of a Class may be exchanged for shares of the same Class of certain other funds of the Smith Barney Mutual Funds at the respective net asset values next determined. See Exchange Privilege.

      Valuation of Shares Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See Valuation of Shares.

      Dividends and Distributions Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See Dividends, Distributions and Taxes.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      Reinvestment of Dividends Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See Dividends, Distributions and Taxes.

      Risk Factors and Special Considerations There can be no assurance that the Funds investment objective will be achieved. The value of the Funds investments, and thus the net asset value of the Funds shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests. See Investment Objective and Management Policies.


      The Funds Expenses The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption and the Funds operating expenses for the fiscal year ended December 31, 1997:

  Small Cap Blend Fund, Inc          Class A    Class B    Class C    Class Y
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
  Maximum sales charge imposed on purchases
    (as a percentage of offering price) .....   5.00%*   None    None    None
  Maximum Redemption Fee or CDSC (as a
    percentage of original cost or redemption
    proceeds, whichever is lower) ...........   None     5.00%   1.00%   None
Annual Portfolio Operating Expenses
(as a percentage of average net assets)
  Management fees ...........................   0.75%    0.75%   0.75%   0.75%
  12b-1 fees** ..............................   0.25     1.00    1.00    --
  Other expenses ............................   0.21     0.24    0.25    0.36
Total Portfolio Operating Expenses ..........   1.21%    1.99%   2.00%   1.11%
--------------------------------------------------------------------------------
      *Purchases of Class A shares of $500,000 or more will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase.
      **Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee. Class C shares do not have a conversion feature and, therefore, are subject to an ongoing distribution fee. As a result, long-term shareholders of Class C shares may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


      Class A shares of the Fund purchased through the Smith Barney AssetOneSM Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

      The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B, Class C and certain Class A shares, the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) or ExecChoice(TM) Programs. See Purchase of Shares and Redemption of Shares. Smith Barney receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of Class A shares. Smith Barney also receives with respect to Class B and Class C shares an annual 12b-1 fee of 1.00% of the value of average daily net assets of the respective Classes, consisting of a 0.75% distribution fee and a 0.25% service fee. Other expenses in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example


      The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See Purchase of Shares, Redemption of Shares and Management of the Fund.

                                       1 Year     3 Years    5 Years   10 Years*
--------------------------------------------------------------------------------
An investor would pay the following
  expenses on a $1,000 investment,
  assuming (1) 5.00% annual return and
  (2) redemption at the end of each
  time period:
    Class A.....................         $62        $86       $113       $189
    Class B.....................          70         92        117        212
    Class C.....................          30         63        108        233
    Class Y.....................          11         35         61        135

An investor would pay the following
  expenses on the same investment,
  assuming the same annual return and
  no redemption:
    Class A.....................         $62        $86       $113       $189
    Class B.....................          20         62        107        212
    Class C.....................          20         63        108        233
    Class Y.....................          11         35         61        135
--------------------------------------------------------------------------------
* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.


      The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Funds actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or ess than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------


      The following information since inception until December 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Funds annual report dated December 31, 1997. Prior to June 23, 1997, the Fund was a closed-end fund. Closed-end funds are not subject to the same legal requirements as open-end funds, especially with respect to liquidity requirements. The total returns noted for each year may have been different if the Fund had been an open-end fund from inception. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Funds Annual Report to Shareholders, which is incorporated by reference into the SAI.

For a share of each class of capital stock outstanding throughout each year:



Class A Shares(1)
Small Cap Blend Fund, Inc                    1997       1996       1995       1994       1993
===============================================================================================
Net Asset Value, Beginning of Year         $ 12.30    $ 12.15    $ 11.78    $ 12.50    $ 11.49
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.04       0.05       0.11       0.05       0.01
  Net realized and unrealized gain (loss)     3.23       2.14       2.31      (0.63)      1.01
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           3.27       2.19       2.42      (0.58)      1.02
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.04)     (0.04)     (0.11)     (0.05)     (0.01)
  Net realized gains                         (1.98)     (2.00)     (1.94)     (0.09)      --
-----------------------------------------------------------------------------------------------
Total Distributions                          (2.02)     (2.04)     (2.05)     (0.14)     (0.01)
-----------------------------------------------------------------------------------------------
Redemption Fee(2)                             0.13       --         --         --         --
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $ 13.68    $ 12.30    $ 12.15    $ 11.78    $ 12.50
-----------------------------------------------------------------------------------------------
Total Return                                 28.25%     20.56%     18.90%     (4.36)%     8.90%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $46,036    $52,911    $52,546    $51,641    $54,809
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    1.21%      1.21%      1.22%      1.22%      1.24%
  Net investment income                       0.24       0.43       0.84       0.43       0.08
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        140%       151%       177%        45%        87%
-----------------------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions(3)           $  0.05    $  0.05    $  0.05       --         --
===============================================================================================

(1) The Fund operated as a closed-end investment company until June 23, 1997. As of that date all existing shares were converted to Class A shares. The Funds total returns while it was a closed-end fund are based on net asset value.
(2) Amount relates to a redemption fee that was in effect through December 31, 1997.
(3) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------


For a share of each class of capital stock outstanding throughout each year:


                                      Class B Shares  Class C Shares  Class Y Shares
                                      ----------------------------------------------

Small Cap Blend Fund, Inc                  1997(1)       1997(2)          1997(3)
===================================================================================
Net Asset Value, Beginning of Year       $  13.34      $  13.24         $   13.87
-----------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                       (0.01)        (0.01)            (0.01)
  Net realized and unrealized gain (loss)    2.18          2.27             (0.21)
-----------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.17          2.26             (0.20)
-----------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                     (0.01)        (0.01)            (0.04)
  Net realized gains                        (1.98)        (1.98)             --
-----------------------------------------------------------------------------------
Total Distributions                         (1.99)        (1.99)            (0.04)
-----------------------------------------------------------------------------------
Net Asset Value, End of Year             $  13.52      $  13.51         $   13.63
-----------------------------------------------------------------------------------
Total Return++                              16.73%        17.53%            (1.42)%
-----------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $ 12,685      $  2,974         $ 104,503
-----------------------------------------------------------------------------------
Ratios to Average Net Assets:+
  Expenses                                   1.99%         2.00%             1.11%
  Net investment (loss) income              (0.26)        (0.26)             0.58
-----------------------------------------------------------------------------------
Portfolio Turnover Rate                       140%          140%              140%
-----------------------------------------------------------------------------------
Average commissions per share
  paid on equity transactions            $   0.05      $   0.05         $    0.05
===================================================================================

(1)   For the period from June 25, 1997 (inception date) to December 31, 1997.
(2)   For the period from June 24, 1997 (inception date) to December 31, 1997.
(3)   For the period from October 17, 1997 (inception date) to December 31,
      1997.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized

--------------------------------------------------------------------------------
Investment Objective and Management Policies
--------------------------------------------------------------------------------


      Smith Barney Small Cap Blend Fund, Inc. (the Fund) is an open-end diversified management investment company that seeks long term capital appreciation by investing primarily (at least 65% of its total assets) in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment. Companies with relatively small market capitalization are defined as those which fall in the lowest 20% of market capitalization of publicly traded companies in the U.S. with market values above $100 million. The Adviser will select stocks based on a disciplined quantitative screening process.


      In order to provide consistent relative performance, the Fund will hold a portfolio that is comparable to the Russell 2500 Stock Index in terms of overall risk, economic sector weightings, and market capitalization. The Russell 2500 is a broad based index of the smaller cap segment of the U.S. stock market. By linking its investment strategy to the Russell 2500 Stock Index, the Fund will provide diversified exposure to the universe of stocks that comprise the lowest 25% of market capitalization of publicly traded companies in the U.S. with market values of greater than $100 million. However, the Fund is not an index fund and is not limited to investing in the stocks that comprise the Russell 2500 Stock Index. Over time, the Fund is expected to exhibit performance volatility that is similar to that of the Russell 2500 Stock Index. Of course, there can be no assurance that the Funds total return, before or after expenses, will match or exceed that of the Russell 2500 Stock index.


      The Fund will employ an active investment strategy that focuses primarily on individual stock selection. In selecting individual stocks for the Funds portfolio, the Adviser will apply a number of computerized investment models to identify stocks that have a high probability of outperforming their respective industry/sector peer groups within the Russell 2500. These investment models incorporate a diverse set of valuation, earnings and relative price variables to produce a comprehensive appraisal profile on every stock in the universe of securities described above. Stocks that are determined to be attractive based on a combination of quantitative and fundamental criteria will be overweighted relative to the benchmark index. In selecting stocks, the Adviser seeks to identify companies that exhibit growth and/or value attributes. When selecting stocks with growth potential, the Adviser will evaluate the specific financial characteristics of the issuer such as historical and forecasted earnings growth, sales growth, profitability and return on equity. When selecting stocks with value characteristics, the Adviser will typically be looking at companies that are perhaps growing more slowly but whose valuation may be below average relative to earnings and/or assets. Therefore, the Fund is designed to produce investment results that reflect a blend of investment styles sometimes referred to as growth and value styles.

      While securities selected through the Funds active investment strategy have the potential to outperform the securities represented in the Russell 2500, they may in fact be more volatile or have a lower return than the benchmark index. Although equity

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

securities have historically demonstrated long-term growth in value, their prices fluctuate based on changes in a companys financial condition and general economic conditions. This is especially true in the case of smaller companies.


      Under normal circumstances the Fund will seek to maintain full exposure to the stock market. In order to provide normal liquidity, the Fund may invest in certain short-term money market instruments and may establish a position in exchange-traded stock index futures contracts for the purpose of gaining short-term equity exposure.


      Further information about the Funds investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the SAI.

      Investment Policies and Strategies

      Short-Term Investments. The short-term money market instruments in which the Fund may invest include: U.S. government securities, certificates of deposit, time deposits, and bankers acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions, high-grade commercial paper, and repurchase agreements with respect to such instruments.

      Repurchase Agreements. The Fund may enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New Yorks list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Funds holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds holding period.


      Stock Index Futures Contracts. The Fund will use exchange-traded stock index futures contracts as a hedge to protect against changes in stock prices. A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. Stock index futures may also be used to hedge cash inflows to gain market exposure until the cash is invested in specific common stocks. The Fund will not purchase or sell futures contracts for which the aggregate initial margin exceeds five percent (5%) of the fair market value of assets, after taking into account unrealized profits and losses an any such contracts which it is entered into. When a futures contract is purchased, the Fund will set aside, in an identifiable manner, an amount of cash and cash equivalents equal to the total market value of the futures contract, less the amount of the initial margin.

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------

      All stock index futures will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (CFTC). To ensure that its futures transactions meet CFTC standards, the Fund will enter into futures contracts for hedging purposes only. The Fund expects that risk management transactions involving futures contracts will not impact more than twenty percent (20%) of its assets at any one time.


      Real Estate Investment Trust Securities. The Fund may invest in Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. The value of a REIT is affected by changes in the value of the properties owned by the REIT or securing mortgage loans held by the REIT. REITs are dependent upon cash flow from their investments to repay financing costs and the ability of the REITs manager. REITs are also subject to risks generally associated with investments in real estate.

      Lending of Portfolio Securities. From time to time, the Fund may lend its portfolio securities to brokers, dealers and other financial organizations. These loans may not exceed 33 1/3% of the Funds total assets taken at value. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or obligations of the United States government or its agencies and instrumentalities (U.S. government securities) which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. By lending its portfolio securities, the Fund will seek to generate income by continuing to receive interest on loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss if the borrower fails financially.

      Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities are those securities that are not readily marketable, including restricted securities and repurchase obligations maturing in more than seven days. Certain restricted securities that may be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933 and Section 4(2) commercial paper may be determined liquid under guidelines adopted by the Funds Board of Directors.

      Certain Risk Considerations. There can be no assurance that the Funds investment objective will be achieved. The Fund is expected to remain fully invested in common stocks to the extent practicable, and is therefore subject to the general risk of the stock market. The Fund will invest in stocks of smaller companies that may individually exhibit more price volatility than the broad market averages. Moreover, the Fund will invest in stocks of smaller, growth-oriented companies

--------------------------------------------------------------------------------
Investment Objective and Management Policies (continued)
--------------------------------------------------------------------------------


that tend to reinvest earnings rather than pay dividends. As a result, dividend income is not expected to be a significant component of the Funds total return. The Fund will make investments in stocks that may at times have limited market liquidity and whose purchase or sale would result in above average transaction costs. Another factor that would increase the fundamental risk of investing in smaller companies is the lack of publicly available information due to their relatively short operating record as public companies. The Fund is suitable for investors who have a long term investment horizon and wish to broaden their common stock investments through an actively managed fund that specializes in stocks with smaller market capitalizations. The Fund may not be appropriate for all investors.

      Year 2000. The investment management services provided to the Fund by the Adviser and MMC, and the services provided to shareholders by Smith Barney, the Funds Distributor, depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the Funds operations, including the handling of securities trades, pricing and account services. The Adviser, MMC and Smith Barney have advised the Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, MMC has been advised by the Funds custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the Adviser, MMC, Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time.


      Portfolio Transactions. Portfolio securities transactions on behalf of the Fund are placed by the Adviser with a number of brokers and dealers, including Smith Barney. Smith Barney has advised the Fund that in transactions with the Fund, Smith Barney charges a commission rate at least as favorable as the rate Smith Barney charges its comparable unaffiliated customers in similar transactions.

      The Fund intends generally to purchase securities for long-term capital appreciation. The Funds annual portfolio turnover rate is not expected to exceed 150%. The Funds portfolio turnover rate will vary from year to year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates may result in corresponding increases in brokerage commissions. The Adviser considers these effects when evaluating the anticipated benefits of short-term investing.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

      The Funds net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Funds net assets attributable to each Class by the total number of shares of the Class outstanding.

      Generally, the Funds investments are valued at market value, or in the absence of market value with respect to any securities, at fair value as determined by or under the direction of the Funds Board of Directors.
Short-term investments that mature in 60 days or less are valued at amortized cost whenever the Directors determine that amortized cost reflects fair value of those investments.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

      Dividends and Distributions

      The Fund declares and pays income dividends at least annually on shares of the Fund and makes annual distributions of capital gains, if any, on such shares.

      If a shareholder does not otherwise instruct, dividends and capital gain distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

      Income dividends and capital gain distributions that are invested are credited to shareholders accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying his or her Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholders account.

      The per share dividends on Class B and Class C shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class C shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class C and Class Y shares.

      Taxes


      The Fund has qualified and intends to qualify each year as a regulated investment company under Sub chapter M of the Internal Revenue Code of 1986 as amended to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To continue to qualify, the Fund must meet certain tests, including distributing at least 90% of its investment company taxable income. The following discussion assumes that the Fund will continue to so qualify.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------


      Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Fund, are taxable to shareholders as ordinary income. A portion of the Funds dividends from investment income may qualify for the dividends deduction for corporations. Dividends and distributions declared by the Fund may also be subject to state and local taxes. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains regardless of how long the shareholder held his or her shares. Information as to the tax status of dividends paid or deemed paid in each calendar year will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.


      In determining gain or loss, a shareholder who redeems or exchanges shares in the Fund within 90 days of the acquisition of such shares will not be entitled to include in tax basis the sales charges incurred in acquiring such shares to the extent of any subsequent reduction in sales charges for investing in the Fund, such as pursuant to the rights discussed in Exchange Privilege.

      The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholders federal income tax liability.

      Prior to investing in shares of the Fund, investors should consult with their tax advisors concerning the federal, state and local tax consequences of such an investment.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

      General


      The Fund offers four classes of shares. Class A shares are sold to investors with an initial sales charge and Class B and Class C shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000 (except for purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). See Prospectus Summary -- Alternative Purchase Arrangements for a discussion of factors to consider in selecting which Class of shares to purchase.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class Y shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.


      Investors in Class A, Class B and Class C shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $25. For share holders purchasing shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds or other funds affiliated with Travelers, and their immediate family. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholders account by the Funds transfer agent, First Data. Share certificates are issued only upon a shareholders written request to First Data.

      Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the trade date). Orders received by dealers or introducing brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barneys close of business. For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the settlement date) after the trade date. In all other cases, payment must be made with the purchase order.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      Systematic Investment Plan

      Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through pre authorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder to provide systematic additions to the shareholders Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholders Smith Barney brokerage account or redeem the shareholders shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

      Initial Sales Charge Alternative Class A Shares

      The sales charges applicable to purchases of Class A shares of the Fund are as follows:


                                                              Dealers
                        Sales Charge    Sales Charge        Reallowance
                            % of          as % of             as % of
Amount of Investment   Offering Price  Amount Invested    Offering Price
--------------------------------------------------------------------------------
Less than $ 25,000          5.00%           5.26%              4.50%
$ 25,000 -  49,999          4.00            4.17               3.60
  50,000 -  99,999          3.50            3.63               3.15
 100,000 - 249,999          3.00            3.09               2.70
 250,000 - 499,999          2.00            2.04               1.80
 500,000 and over           *               *                  *
================================================================================
*Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Smith Barney, which compensates Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class C shares is waived. See Deferred Sales Charge Alternatives and Waivers of CDSC.


      Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

      The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by any person, which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

      Initial Sales Charge Waivers


      Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Travelers and its subsidiaries and any of the Smith Barney Mutual Funds or other Travelers-affiliated funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultants employment with Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultants prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the Fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are sold with a maximum 5.00% sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Travelers; (f) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs; (g) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Travelers or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (h) purchases by separate accounts used to fund certain unregistered variable annuity contracts; and (i) purchases by investors participating in a Smith Barney fee-based arrangement. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.


      Right of Accumulation

      Class A shares of the Fund may be purchased by any person (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of funds sponsored by Smith Barney which are offered with a sales charge listed under Exchange Privilege then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

      Group Purchases

      Upon completion of certain automated systems, a reduced sales charge or purchase at net asset value will also be available to employees (and partners) of the same employer purchasing as a group, provided each participant makes the mini mum initial investment required. The sales charge applicable to purchases by each member of such a group will be determined by the table set forth above under Initial Sales Charge Alternative -- Class A Shares, and will be based upon the aggregate sales of Class A shares of Smith Barney Mutual Funds offered with a sales charge to, and share holdings of, all members of the group. To be eligible for such reduced sales charges or to purchase at net asset value, all purchases must be pursuant to an employer or partnership-sanctioned plan meeting certain requirements. One such requirement is that the plan must be open to specified partners or employees of the employer and its subsidiaries, if any. Such plan may, but is not required to, provide for payroll deductions, IRAs or investments pursuant to retirement plans under Sections 401 or 408 of the Code. Smith Barney may also offer a reduced sales charge or net asset value purchase for aggregating related fiduciary accounts under such conditions that Smith Barney will realize economies of sales efforts and sales related expenses. An individual who is a member of a qualified group may also purchase Class A shares at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class A shares offered with a sales charge that have been previously purchased and are still owned by the group, plus the amount of the current purchase. A qualified group is one which (a) has been in existence for more than six months, (b) has a purpose other than acquiring Fund shares at a discount and (c) satisfies uniform criteria which enable Smith Barney to realize economies of scale in its costs of distributing shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund and the members, and must agree to include sales and other materials related to the Fund in its publications and mailings to members at no cost to Smith Barney. In order to obtain such reduced sales charge or to purchase at net asset value, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. Approval of group purchase reduced sales charge plans is subject to the discretion of Smith Barney.

      Letter of Intent

      Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the Amount of Investment as referred to in the preceding sales charge table includes purchases of all Class A shares of the Fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.


      Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the same Fund within thirteen months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Funds Class A shares, which may include a CDSC of 1.00%. Please contact a Smith Barney Financial Consultant or First Data for further information.


      Deferred Sales Charge Alternatives

      CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investors purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. CDSC Shares are: (a) Class B shares; (b) Class C shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

      Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) rein vestment of dividends or capital gain distributions;
(c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class C shares and Class A shares that are CDSC shares, shares redeemed more than 12 months after their purchase.

      Class C shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See Purchase of Shares --Smith Barney 401(k) and ExecChoice(TM) Programs.

         Year Since Purchase
         Payment Was Made                            CDSC
--------------------------------------------------------------------------------
            First                                    5.00%
            Second                                   4.00
            Third                                    3.00
            Fourth                                   2.00
            Fifth                                    1.00
            Sixth and thereafter                     0.00
================================================================================

      Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. See Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature.

      In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

      To provide an example, assume an investor purchased 100 Class B shares at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

the time of the redemption the net asset value had appreciated to $12 per share, the value of the investors shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

      Waivers of CDSC

      The CDSC will be waived on: (a) exchanges (see Exchange Privilege); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholders shares at the time the withdrawal plan commences (see Automatic Cash Withdrawal Plan) (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholders shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

      CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholders status or holdings, as the case may be.

      Smith Barney 401(k) and ExecChoice(TM) Programs

      Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (Participating Plans) in these programs.

      The Fund offers to Participating Plans Class A and Class C shares as investment alternatives under the Smith Barney 401(k) and ExecChoice(TM) Programs. Class A and Class C shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class C shares acquired by other investors; however, they are not subject to any initial sales charge or CDSC. Once a Participating Plan has made an initial investment in the Fund, all of its subsequent investments in the Fund must be in the same Class of shares, except as otherwise described below.

      Class A Shares. Class A shares of the Fund are offered without any sales

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

charge or CDSC to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

      Class C Shares. Class C shares of the Fund are offered without any sales charge or CDSC to any Participating Plan that purchases less than $1,000,000 of Class C shares of one or more funds of the Smith Barney Mutual Funds.

      401(k) and ExecChoice(TM) Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program, a Participating Plans total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. (For Participating Plans that were originally established through a Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plans holdings will be performed each quarter until either the Participating Plan qualifies or the end of the eighth year.

      401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

      Any Participating Plan in the Smith Barney 401(k) or ExecChoice(TM) Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) or ExecChoice(TM) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

      Participating Plans wishing to acquire shares of the Fund through the Smith

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from the Transfer Agent. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

      Existing 401(k) Plans Investing in Class B Shares. Class B shares of the Fund are not available for purchase by Participating Plans opened on or after June 21, 1996, but may be purchased by any Participating Plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

      At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, the Participating Plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See Purchase of Shares -- Deferred Sales Charge Alternatives.

      No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those share holders made the purchase payment from which the amount is being redeemed.

      The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591/2 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the Participating Plan to an employee.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------


      Except as otherwise noted below, shares of each Class may be exchanged for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholders state of residence. Ex changes of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.


Fund Name

Growth Funds


      Concert Peachtree Growth Fund
      Smith Barney Aggressive Growth Fund Inc.
      Smith Barney Appreciation Fund Inc.
      Smith Barney Fundamental Value Fund Inc.
      Smith Barney Large Cap Blend Fund
     Smith Barney Large Capitalization Growth Fund

      Smith Barney Managed Growth Fund
      Smith Barney Natural Resources Fund Inc.
      Smith Barney Special Equities Fund




Growth and Income Funds


      Concert Social awareness Fund
      Smith Barney Convertible Fund
      Smith Barney Funds, Inc. -- Large Cap Value Fund
      Smith Barney Premium Total Return Fund
      Smith Barney Utilities Fund


Taxable Fixed-Income Funds


   ** Smith Barney Adjustable Rate Government Income Fund
      Smith Barney Diversified Strategic Income Fund
  +++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Fund
      Smith Barney Funds, Inc. -- U.S. Government Securities Fund
      Smith Barney Government Securities Fund
      Smith Barney High Income Fund
      Smith Barney Investment Grade Bond Fund
      Smith Barney Managed Governments Fund Inc.
      Smith Barney Total Return Bond Fund


Tax-Exempt Funds

      Smith Barney Arizona Municipals Fund Inc.
      Smith Barney California Municipals Fund Inc.
    * Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund
      Smith Barney Managed Municipals Fund Inc.
      Smith Barney Massachusetts Municipals Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------


      Smith Barney Muni Funds -- Florida Portfolio
      Smith Barney Muni Funds -- Georgia Portfolio
    * Smith Barney Muni Funds -- Limited Term Portfolio
      Smith Barney Muni Funds -- National Portfolio
      Smith Barney Muni Funds -- New York Portfolio
      Smith Barney Muni Funds -- Pennsylvania Portfolio
      Smith Barney Municipal High Income Fund
      Smith Barney New Jersey Municipals Fund Inc.
      Smith Barney Oregon Municipals Fund

Global -- International Funds

      Smith Barney Hansberger Global Small Cap Value Fund
      Smith Barney Hansberger Global Value Fund
      Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
      Smith Barney World Funds, Inc. -- European Portfolio
      Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio


Smith Barney Concert Allocation Series Inc.


      Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Global Portfolio
      Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
      Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio


Money Market Funds

    + Smith Barney Exchange Reserve Fund
   ++ Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++ Smith Barney Money Funds, Inc. -- Government Portfolio
  *** Smith Barney Money Funds, Inc. -- Retirement Portfolio
  +++ Smith Barney Municipal Money Market Fund, Inc.
  +++ Smith Barney Muni Funds -- California Money Market Portfolio +++ Smith Barney Muni Funds -- New York Money Market Portfolio

================================================================================
*     Available for exchange with Class A, Class C and Class Y shares of the
      Fund.
** Available for exchange with Class A and Class B shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this fund.
***   Available for exchange with Class A shares of the Fund.
+     Available for exchange with Class B and Class C shares of the Fund.
++ Available for exchange with Class A and Class Y shares of the Fund. In addition, participating plans opened prior to June 21, 1996 and investing in Class C shares may exchange Fund shares for Class C shares of this fund.
+++   Available for exchange with Class A and Class Y shares of the Fund.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

      Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a CDSC higher than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

      Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

      Class A and Class Y Exchanges. Class A and Class Y shareholders of the Fund who wish to ex change all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.

      Additional Information Regarding the Exchange Privilege. Although the ex change privilege is an important benefit, excessive exchange transactions can be detrimental to the Funds performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Funds other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the share holder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) re deem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

      Certain shareholders may be able to exchange shares by telephone. See Redemption of Shares -- Telephone Redemption and Exchange Program. Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund ex changed, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

      The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. If a share holder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Funds transfer agent receives further instructions from Smith Barney, or if the shareholders account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholders benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

      Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investors Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:


      Smith Barney Small Cap Blend Fund, Inc.
      Class A, B, C or Y (please specify)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts  01581-5128

      A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholders account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investors address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

      Automatic Cash Withdrawal Plan

      The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan ac counts are eligible for automatic cash withdrawal plans only where the share holder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the Fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the share holders shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholders shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Smith Barney Financial Consultant.

      Telephone Redemption and Exchange Program

      Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicants signature guarantee when making his/her initial investment in the Fund.)


      Redemptions. Redemption requests of up to $10,000 of any class or classes of the Funds shares, may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

      A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholders account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholders assets, will be required to provide a signature guarantee and certain other documentation.


      Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.


      Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholders name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

      The Fund reserves the right to involuntarily liquidate any shareholders account in the Fund if the aggregate net asset value of the shares held in the Fund account is less than $500. (If a shareholder has more than one account in this Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely on market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------


      From time to time the Fund may advertise the its total return and average annual total return in advertisements. In addition, in other types of sales literature the Fund may include its current dividend return. These figures are computed separately for Class A, Class B, Class C and Class Y shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Fund calculates current dividend return for each Class by dividing the current dividend by the net asset value or the maximum public offering price (including sales charge) on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of the investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class current return to yields published for other investment companies and other investment vehicles. The Fund may also include compartive performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.


--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

      Board of Directors


      Overall responsibility for management and supervision of the Fund rests with the Funds Board of Directors. The Board of Directors approves all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Funds distributor, investment manager, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Funds investment adviser and administrator. The Statement of Additional Information contains background information regarding each Director and executive officer of the Fund.


      Adviser

      The Adviser, located at One Tower Square, Hartford, CT 06183-2030 serves as the Funds investment adviser and manages the day-to-day operations of the Fund

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------


pursuant to an advisory agreement entered into by the Adviser and the Fund. The Adviser, a registered investment adviser since 1971, has been in the investment counseling business since 1967 and renders investment advice to a number of institutional accounts as well as various registered investment companies and insurance company separate accounts that had total assets under management as of March 31, 1998 of approximately $2.6 billion. Subject to the supervision and direction of the Funds Board of Directors, the Adviser manages the Fund in accordance with the Funds stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities and employs professional portfolio managers and securities analysts who provide research services to the Fund.


      Investment advisory fees are computed daily and paid monthly at the annual rate of 0.65% of the Funds average daily net assets.

      Portfolio Management


      Sandip Bhagat, President of the Adviser, is primarily responsible for the day-to-day management of the Fund, including making all investment decisions.

      Managements discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December 31, 1997, were included in the Annual Report dated December 31, 1997. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

      On April 6, 1998, Travelers announced that it had entered into a Merger Agreement with Citicorp. The transacition, which is expected to be completed during the third quarter of 1998, is subject to various regulatory approvals, including approval by the Federal Reserve Board. The transaction is also subject to approval by the stockholders of each of the Travelers and Citicorp. Upon consummation of the merger, the surviving corporation would be a bank holding company subject to regulation under the Bank Holding Company Act of 1956 (the
BHCA), the requirements of the Glass-Steagall Act and certain other laws and regulations. Although the effects of the merger of Travelers and Citicorp and compliance with the requirements of the BHCA and the Glass-Steagall Act are still under review, the Manager does not believe that its compliance with applicable law following the merger of Travelers and Citicorp will have a material adverse effect on its ability to continue to provide the Fund with the same level of investment advisory services that it currently receives.


      Administrator


      MMC, located at 388 Greenwich Street, New York, New York 10013, serves as the Funds administrator and oversees all aspects of the Funds administration

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

and operation. Administration fees are computed daily and paid monthly at the annual rate of 0.10% of the Funds average daily net assets.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------


      Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a best efforts arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the Plan), Smith Barney is paid a service fee with respect to Class A, Class B and Class C shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to these Classes. Smith Barney is also paid a distribution fee with respect to Class B and Class C shares at the annual rate of 0.75% of the average daily net assets attributable to these Classes. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class C shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.


      The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Smith Barney at the time of sale and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

      Payments under the Plan are not tied exclusively to the distribution and shareholder services expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Funds Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------


      The Fund, an open-end management investment company, was incorporated in Maryland on October 4, 1989 as a non-diversified, closed-end management investment company and converted to open-end diversified status on June 23, 1997 pursuant to shareholder approval on April 18, 1997 and Securities and Exchange Commission declaration of effectiveness on June 23, 1997. The Fund has authorized capital stock of 100,000,000 shares per class with a par value of $.001 per share. The Board of Directors has authorized the issuance of four classes of shares, and may authorize the issuance of additional classes of shares in the future. Class A, Class B, Class C and Class Y shares of the Fund represent interests in the assets of the Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each Class of shares are borne solely by each class and each Class of shares has exclusive voting rights with respect to provisions of the Funds Rule 12b-1 distribution plan which pertains to a particular Class. As described under Distribution in the SAI, the Fund ordinarily will not hold meetings of shareholders annually; however, shareholders have the right to call a meeting upon a vote of 10% of the Funds outstanding shares for the purpose of voting to remove directors, and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. Shares do not have cumulative voting rights or preemptive rights and are fully paid, transfer able and nonassessable when issued for payment as described in this Prospectus.

      PNC Bank, N.A. located at 17th and Chestnut Streets, Philadelphia, Pennsylvania 19103, serves as custodian of the Funds investments.


      First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Funds transfer agent.


      The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Funds printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by house hold. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their account should contact their Smith Barney Financial Consultant or the Funds transfer agent.

                                                             [LOGO] Smith Barney

                                               A Member of TravelersGroup [LOGO]


                                                                    Smith Barney
                                                                           Small
                                                                       Cap Blend
                                                                      Fund, Inc.


                                                                  April 30, 1998

                                                            388 Greenwich Street
                                                        New York, New York 10013
                                                                  1-800-451-2010


                                                                   FD 01305 4/98




PART B STATEMENT OF ADDITIONAL INFORMATION

Smith Barney
SMALL CAP BLEND FUND, INC.

388 Greenwich Street
New York, New York 10013
800-451-2010


Statement of Additional
Information

April 30,
1998

	This Statement of Additional Information (the SAI) expands upon and supplements the information contained in the current Prospectus of Smith Barney Small Cap Blend Fund, Inc. (formerly Smith Barney Disciplined Small Cap Fund, Inc.) (the Fund), dated April 30, 1998, as amended or supplemented from time to time, and should be read in conjunction with the Funds Prospectus. The Funds Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

Table of Contents

For ease of reference, the same section headings are used in both the Prospectus and this SAI except where shown below:

Management of the Fund		 1
Investment Objective and Management Policies		 5
Purchase of Shares		10
Redemption of Shares		10
Distribution		11
Valuation of Shares		12
Exchange
Privilege.................................................................
 ..............		12
Performance Data (See in the Prospectus Performance)		13
Taxes (See in the Prospectus Dividends, Distributions and Taxes)
	16
Additional Information.	 	17
Financial Statements..		18


Management of the Fund

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:
Name		Service
Smith Barney Inc.
  (Smith Barney)		Distributor
Travelers Investment Management Company
  (TIMCO)		Investment Adviser
Mutual Management Corp. (formerly Smith Barney
Mutual Funds Management Inc.) (MMC) 		Administrator
PNC Bank, National Association (PNC)		Custodian
First Data Investor Services Group, Inc. (First Data).....
	Transfer Agent

	These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this SAI.

Directors and Executive Officers of the Fund
	The Directors and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an interested person of the Fund, as defined in the Investment Company Act of 1940, as amended (the 1940 Act), is indicated by an asterisk.  The address of each Director who is an interested person and each executive officer is 388 Greenwich Street, New York, NY
10013.

DIRECTORS AND OFFICERS

DONALD R. FOLEY, Director
Retired; 3668 Freshwater Drive, Jupiter, Florida 33477. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising); 76.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill, 12083 Morehead, Chapel Hill, North Carolina 27514, Director of twelve investment companies associated with Smith Barney; Director of The Summit
Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 66.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Smith Barney; Director of forty-two investment companies associated with Smith Barney; Director and President of MMC and Travelers Investment Adviser, Inc. (TIA); Director of Chairman of the Board of Smith Barney Strategy Advisors Inc.; Prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.; Vice Chairman of Shearson Asset Management; 64.

*BRUCE D. SARGENT, Director
Managing Director of Smith Barney, and Vice President and Director of MMC, Smith Barney Funds, Inc., and Smith Barney World Funds, Inc.; 54.

RODERICK C. RASMUSSEN, Director
Investment Counselor; 9 Cadence Court, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly Vice President of Dresdner and Company Inc. (investment counselors); 71.

JOHN P. TOOLAN, Director
Retired; 13 Chadwell Place, Morristown, New Jersey 07960. Director of ten investment companies associated with Smith Barney. Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and the Manager and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 67.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Smith Barney; Senior Vice President and Treasurer of forty-two investment companies associated with Smith Barney; Director and Senior Vice President of the Manager and TIA; 40.

THOMAS M. REYNOLDS, Controller and Assistant Secretary
Director of Smith Barney and Controller and Assistant Controller of certain other investment companies associated with Smith Barney ; 38.


CHRISTINA T. SYDOR, Secretary
Managing Director of Smith Barney; Secretary of forty-two investment companies associated with Smith Barney; Secretary and General Counsel of the Manager and TIA; 47.


	As of April 8, 1998, the Directors and Officers of the Fund owned in the aggregate less than 1% of the outstanding shares of the Fund. No officer, director or employee of Smith Barney or any parent or subsidiary receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each Director who is not an officer, director or employee of Smith Barney or any of its affiliates a fee of $42,000 per annum plus $100 per meeting attended and reimburses them for travel and out-of-pocket expenses. For the Funds fiscal year ended December 31, 1997, such fees and expenses totaled $14,080.
For the fiscal year ended December 31, 1997, the Directors of the Fund were paid the following compensation:

COMPENSATION TABLE





Name of Person


Aggregate
Compensation
from the Fund

Pension or
Retirement
Benefits
Accrued as
Part of Funds
Expenses

Total
Compensation
from Fund
Complex
Total Number
of Funds for
Which Person
Serves within
Fund Complex
Joseph H.
Fleiss**+
$724
$0
$54,900
10
Donald R. Foley**
824
0
55,400
10
Paul Hardin
849
0
73,000
12
Francis P.
Martin**
649
0

53,000
10
Heath B.
McLendon*

-
0
       -
-0
42
Bruce Sargent*

--
0
       -
-0
3
Roderick C.
Rasmussen
849
0
55,400
10
John P. Toolan**
849
0

55,400
10

________________________________________
  * 	Designates a director who is an interested person of the Fund.

**	Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the Fund: Joseph H.
Fleiss: $25, Donald R. Foley: $24, Francis P. Martin: $649 and John P.
Toolan: $849, and the following amounts of their total compensation from the Fund Complex: Joseph H. Fleiss: $21,000, Donald R. Foley: $21,000, Francis
P. Martin: $53,000 and John P. Toolan: $55,400

+	Effective January 1, 1998, Mr. Fleiss became a Director Emeritus. Upon attainment of age 72 the Funds current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Funds directors, together with reasonable out-of-pocket expenses for each meeting attended. During the Funds last fiscal year aggregate compensation from the Fund to Emeritus Directors totaled $324.


Investment Adviser -TIMCO
	TIMCO serves as investment adviser to the Fund pursuant to a written agreement (the Advisory Agreement).  The services provided by TIMCO under the
Advisory Agreement are described in the Prospectus under Management of the
Fund.  TIMCO bears all of the expenses of its employees and overhead in connection with its duties under the Advisory Agreement.  TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings), which is in turn a wholly owned subsidiary of Travelers Group Inc. (Travelers).
	As compensation for investment advisory services, the Fund pays TIMCO a fee computed daily and paid monthly at the annual rate of 0.65% of the value of the Funds average daily net assets. For the 1997, 1996 and 1995 fiscal years, the Fund paid $439,687, $416,000 and $418,000, respectively, in investment advisory fees.
	The Investment Advisory Agreement provides that except for the expenses specifically assumed by TIMCO, the Fund bears expenses incurred in its operation, including: fees of the directors not affiliated with the Adviser or its affiliates and board meeting expenses; fees of the Adviser and of
Mutual Management Corp. (or any successor) as the Administrator; interest charges; taxes; charges and expenses of the Funds legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the Fund; expenses of issue, repurchase or redemption of
Shares; expenses of printing and mailing stockholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting purchases or sales or registering privately issued portfolio securities; fees and expenses of the Funds custodians for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of fidelity bonding and other insurance premiums; expenses of stockholders meetings; filing fees and expenses related to the registration and qualification of the Funds shares and the Fund under federal and state securities laws and maintaining such registrations and qualifications
(including the printing of the Funds registration statements and prospectuses); and its other business and operating expenses.
	Administrator
	MMC serves as administrator to the Fund pursuant to a written agreement
(the Administration Agreement).  The services provided by MMC under the
Administration Agreement are described in the Prospectus under Management of the Fund. MMC pays the salary of any officer and employee who is employed by both it and the Fund and bears all expenses in connection with the performance of its services.  As compensation for administration services rendered to the Fund, MMC receives a fee at the annual rate of 0.10% of the value of the Funds average daily net assets. For the 1997, 1996 and 1995 fiscal years, the Fund paid MMC $102,195, $138,000 and $139,000, respectively, in administration fees.

Counsel and Auditors
	Sullivan & Cromwell serves as counsel to the Fund. The Directors who are not interested persons of the Fund have selected Sullivan & Cromwell as their legal counsel.
	KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Funds independent auditor to examine and report on the Funds financial statements and highlights for the fiscal year ending December 31, 1998.
Investment Objective and Management Policies

	The Prospectus discusses the Funds investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the Funds investment objective and management policies in the
Prospectus.

Lending of Portfolio Securities

	As stated in the Prospectus, the Fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations.
The Fund may not lend its portfolio securities to Smith Barney or its affiliates unless it has applied for and received specific authority from the
SEC. Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United
States government, its agencies or instrumentalitys (U.S. government securities) which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the Fund or with Smith Barney, and which is acting as a finder.
	In lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the Fund must receive at least
100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Funds Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.
Short Term Instruments
	As stated in the Prospectus, the Fund may invest in short term and money market instruments.  Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.
	Bank Obligations. Certificates of deposits (CDs) are short-term, negotiable obligations of commercial banks. Time deposits (TDs) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
	Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance
Corporation (the FDIC). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the
Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of
Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.
	Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned
Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.
	Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of
$1 billion may or may not be subject to reserve requirements imposed by the
Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the
Comptroller of the Currency and branches licensed by certain states (State
Branches) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.
	In view of the foregoing factors associated with the purchase of CDs and
TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, TIMCO will carefully evaluate such investments on a case-by-
case basis.

	Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Investment Restrictions

The Fund is subject to certain restrictions and policies that are fundamental, which may not be changed without a vote of a majority of the outstanding voting securities of the Fund, as defined under the Investment Company Act of 1940, as amended (the Act) and Rule 18f-2 thereunder (see Voting). The Fund is subject to other restrictions and policies that are non-fundamental and which may be changed by the Funds Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies Without the approval of a majority of its outstanding voting securities, the Fund may not:

1.	invest in a manner that would cause it to fail to be a diversified
company under the 1940 Act and the 	rules, regulations and orders
thereunder;

2.	issue senior securities as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940
Act and the rules, regulations and orders thereunder;

3.	invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry;

4.	borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions;

5.	make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act;

6.	engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities; and

7.	purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Funds investment objective and policies); or (d) investing in real estate investment trust securities.


Nonfundamental Policies.  As a nonfundamental policy, the Fund may not:

1.	purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except against the box). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

2.	purchase or otherwise acquire any security if, as a result, more than
15% of its net assets would invested in securities that are illiquid;
and

3.	invest in any company for the purpose of exercising control of management.

		The Fund has adopted a nonfundamental investment policy prohibiting it from investing in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act.  The foregoing investment policy does not restrict the Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquistion of assets, or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d) (1) (G) of the 1940 Act.

	Certain restrictions listed above permit the Fund without shareholder approval to engage in investment practices that the Fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in these practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

	The Funds investment policies may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. The Funds portfolio turnover rate cannot be predicted and will vary from year to year, yet TIMCO expects that the Funds annual portfolio turnover rate may exceed 100%. A 100% portfolio turnover rate would occur, for instance, if all securities were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1997, 1996 and 1995 fiscal years, the Funds portfolio turnover rates were 140%, 151%, and 177%, respectively.

Portfolio Transactions and Brokerage

	Decisions to buy and sell securities for the Fund are made by TIMCO, subject to the overall supervision and review of the Funds Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of TIMCO.

	Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealers mark-up or mark-down. For the 1997, 1996 and 1995 fiscal years, the Fund paid $358,528, $176,000 and $155,000, respectively, in brokerage commissions.

	In executing portfolio transactions and selecting brokers or dealers, it is the Funds policy to seek the best overall terms available. The Advisory
Agreement between the Fund and TIMCO provides that, in assessing the best overall terms available for any transaction, TIMCO shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory
Agreement authorizes TIMCO, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund and/or other accounts over which TIMCO or an affiliate exercises investment discretion.
	The Funds Board of Directors will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised.
Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. TIMCOs fee under the Advisory Agreement is not reduced by reason of TIMCOs receiving such brokerage and research services.
	The Funds Board of Directors has determined that any portfolio transaction for the Fund may be executed through Smith Barney and other affiliated broker-dealers if, in TIMCOs judgment, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker-
dealer charges the Fund a commission rate consistent with that charged by it to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, the affiliated broker-dealer may directly execute such transactions for the Fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized the affiliated broker-dealer to effect such transactions and (b) the affiliated broker-
dealer annually advises the Fund of the aggregate compensation it earned on such transactions. An affiliated broker-dealer will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-
the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1997, 1996 and 1995 fiscal years, the Fund paid
$9,374, $7,375, and $32,635, respectively, in brokerage commissions to Smith
Barney. For the 1997 fiscal year, Smith Barney received 2.6% of the brokerage commissions paid by the Fund and effected 2.5% of the total dollar amount of transactions for the Fund involving the payment of brokerage commissions.
	Even though investment decisions for the Fund are made independently from those of the other accounts managed by TIMCO, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by TIMCO are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by TIMCO to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

Purchase of Shares
Volume Discounts
	The schedule of sales charges on Class A shares described in the Prospectus applies to purchases made by any purchaser, which is defined to include the following: (a) an individual; (b) an individuals spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as
amended (the Code), and qualified employee benefit plans of employers who are affiliated persons of each other within the meaning of the 1940 Act; (e) tax-
exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; and
(f) a trustee or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the Fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Smith Barney Financial
Consultant.
Combined Right of Accumulation
	Reduced sales charges, in accordance with the schedule in the Prospectus, apply to any purchase of Class A shares if the aggregate investment in Class
A shares of the Fund and in Class A shares of other funds of the Smith Barney
Mutual Funds that are offered with a sales charge, including the purchase being made, of any purchaser is $25,000 or more. The reduced sales charge is subject to confirmation of the shareholders holdings through a check of appropriate records. The Fund reserves the right to terminate or amend the combined right of accumulation at any time after written notice to shareholders. For further information regarding the right of accumulation, shareholders should contact a Smith Barney Financial Consultant.
Determination of Public Offering Price
	The Fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class B and Class C share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding
$500,000), is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge (CDSC), however, is imposed on certain redemptions of Class B and Class C shares, and of Class A shares when purchased in amounts equaling or exceeding $500,000. The method of computation of the public offering price is shown in the Funds financial statements incorporated by reference in their entirety into this SAI.

Redemption of Shares

	The right of redemption may be suspended or the date of payment postponed
(a) for any period during which the NYSE is closed (other than for customary weekend or holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Funds investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Funds shareholders.

Distributions in Kind
	If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Funds net assets by distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.
Automatic Cash Withdrawal Plan
	An automatic cash withdrawal plan (the Withdrawal Plan) is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $100 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholders shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994 any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholders shares at the time the Withdrawal
Plan commences.) To the extent withdrawals exceed dividends, distributions and appreciation of a shareholders investment in the Fund, there will be a reduction in the value of the shareholders investment and continued withdrawal payments will reduce the shareholders investment and ultimately may exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time that he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.
	Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that months withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

Distribution
	To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act.
See Distribution in the Prospectus.  Under the Plan, the Fund pays Smith
Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Funds average daily net assets attributable to the Class A, Class B and Class C shares. In addition, the
Fund pays Smith Barney a distribution fee with respect to Class B and Class C shares primarily intended to compensate Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The
Class B and Class C distribution fee is calculated at the annual rate of
0.75% of the value of the Funds average net assets attributable to the shares of the respective Class.
	For the fiscal year 1997, aggregate sales commissions of approximately
$608,000, were paid to Smith Barney by the purchasers of Fund shares.  A contingent deferred sales charge (CDSC) may be imposed on certain redemptions of Class A, Class B shares and Class C shares.  The amount of the CDSC will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed.  For Class B shares, the maximum
CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero.  A CDSC of 1.00% is imposed on redemptions of Class
A which when combined with Class A shares offered with a sales charge currently held by an investor equal or exceed $500,000 in the aggregate and
Class C shares if such redemptions occur within 12 months from the date such investment was made.  Any sales charge imposed on redemptions is paid to the distributor of the fund shares.
	Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the
Plan or in the Distribution Agreement (the Independent Directors). The Plan
may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Directors and Independent Directors in the manner described above. The Plan may be terminated with respect to a Class of the Fund at any time, without penalty, by vote of a majority of the
Independent Directors or by vote of a majority of the outstanding voting securities of the Class (as defined in the 1940 Act). Pursuant to the Plan,
Smith Barney will provide the Funds Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.
Valuation of Shares

	Each Class net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Years Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.
	Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Funds Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, when it approximates market value. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Funds Board of Directors.

Exchange Privilege

Except as noted below, shareholders of any fund of the Smith Barney
Mutual Funds may exchange all or part of their shares for shares of the same class of other funds of the Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholders state of residence, on the basis of relative net asset value per share at the time of exchange, except that Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

	The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

	Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the next determined net asset value and, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

IRA and other Prototype Retirement Plans

	Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts (IRAs).
Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

	The Taxpayer Relief Act of 1997 has changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. Under the new rules effective January 1, 1998, if you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income (AGI). For married couples filing jointly, a full deduction is permitted if your combined AGI is $50,000 or less (30,000 for unmarried individuals); a partial deduction will be allowed when AGI is between $50,000-$60,000 (30,000-$40,000 for an unmarried individual); an no deduction when AGI is $60,000 ($40,000 for an unmarried individual).
However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

	An employer who has established a Simplified Employee Pension - IRA (SEP-IRA) on behalf of eligible employees may make a maximum annual contribution to each participants account of 15% (up to $24,000) of each participants compensation. Compensation is capped at $160,000 for 1998.

Performance Data

	From time to time, the Fund may quote total return of the Classes in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the Funds shares. Such performance information may include data from the following industry and financial publications: Barrons, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of Class A, Class B, Class C or Class Y, it will also disclose such information for the other Classes.


Average Annual Total Return

	Average annual total return figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:
			P(1 + T)n = ERV

	Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	n	= 	number of years.
	ERV	=	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Class As average annual total return was as follows for the periods indicated:

21.81%  for the one-year period January 1, 1997 through December 31, 1997.

13.60% for the five-year period January 1, 1993 through December 31, 1997.

10.83% for the period from commencement of operations (January 23, 1990) through December 31, 1997.

	Class Bs average annual total return was as follows for the period indicated:

11.73% per for the period from commencement of operations June 25, 1997 (inception date) through December 1, 1997.


Class Cs average annual total return was as follows for the period indicated:

16.53% for the period from June 24, 1997 (inception date) through December 31, 1997.

	Class Ys average annual total return was as follows for the period indicated:

(1.42)% for the period from October 17, 1997 (inception date) through December 31, l997.

Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class As average annual total return for the same periods would have been 28.25%, 14.77% and 11.56%, respectively. If the maximum CDSC had not been deducted at the time of purchase, Class Bs average annual total return from commencement of operations (June 25, 1997) would have been 16.73%. If the maximum CDSC had not been deducted at the time of purchase, Class Cs average annual total return from commencement of operations (June 24, 1997) would have been 17.53%. If the maximum CDSC had not been deducted at the time of purchase, Class Ys average from commencement of operations (October 17, 1997) would have been (1.42%).

Aggregate Total Return

	Aggregate total return figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

 ERV-P
  P

	Where: 	P	= 	a hypothetical initial payment of $10,000.
	 ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period
(or fractional portion thereof), assuming reinvestment of all dividends and distributions.
	 Class As aggregate total return was as follows for the period indicated:

138.36% for the period from January 23, 1990 through December 31, 1997.

	  Class Bs aggregate total return was as follows for the period indicated:

16.73% for the period from June 25, 1997 through December 31, 1997.

	  Class Cs aggregate total return was as follows for the period indicated:

17.53% for the period from June 24, 1997 through December 31, 1997.

Class Ys average annual total return was as follows for the period indicated:

(1.42)% for the period from October 17, 1997 through December 31, l997.

Class A aggregate total return figures assume that the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class As aggregate total return for the same periods would have been 126.35%.

	Class B aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum 5.00% CDSC had been deducted at the time of purchase, Class Bs aggregate total return for the same periods would have been 11.73%.

	Class C aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum 1% CDSC had been deducted at the time of purchase, Class Cs aggregate total return for the same periods would have been 16.53%.

	Class Y aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of purchase. If the maximum 1% CDSC had been deducted at the time of purchase, Class Ys aggregate total return for the same periods would have been (1.42%).

	Performance will vary from time to time depending upon market conditions, the composition of the Funds portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies portfolio securities.

	It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

Taxes

	The following is a summary of certain Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.
	The Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes at least 90% of its net investment income (including, for this purpose, net realized short-term capital gains), the Fund will not be liable for Federal income taxes to the extent its net investment income and its net realized long- and short-term capital gains, if any, are distributed to its shareholders. Although the Fund expects to be relieved of all or substantially all Federal, state, and local income or franchise taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, that portion of the Funds income which is treated as earned in any such state or locality could be subject to state and local taxes. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to shareholders.

	Gains or losses on the sales of securities by the Fund generally will be long-term capital gains or losses if the Fund has held the securities for more than one year. Gains or losses on the sales of securities held for not more than one year generally will be short-term capital gains or losses. If the Fund acquires a debt security at a substantial discount, a portion of any gain upon the sale or redemption will be taxed as ordinary income, rather than capital gain to the extent it reflects accrued market discount.

	Dividends of net investment income and distributions of net realized short-
term capital gains will be taxable to shareholders as ordinary income for
Federal income tax purposes, whether received in cash or reinvested in additional shares. Dividends received by corporate shareholders will qualify for the dividends-received deduction only to the extent that the Fund designates the amount distributed as a dividend and the amount so designated does not exceed the aggregate amount of dividends received by the Fund from domestic corporations for the taxable year. The Federal dividends-received deduction for corporate shareholders may be further reduced or disallowed if the shares with respect to which dividends are received are treated as debt financed or are deemed to have been held for less than 46 days.

	Distributions of long-term capital gains will be taxable to shareholders as such, whether paid in cash or reinvested in additional shares and regardless of the length of time that the shareholder has held his or her interest in the Fund. If a shareholder receives a distribution taxable as long-term capital gain with respect to his or her investment in the Fund and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as a long-term capital loss.
	If a shareholder (a) incurs a sales charge in acquiring or redeeming shares of the Fund, (b) disposes of those shares within 90 days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (i.e., exchange privilege), the original sales charge increases the shareholders tax basis in the original shares only to the extent the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original sales charge that does not increase the shareholders tax basis in the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholders tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired or redeemed shares made within 90 days of the second acquisition.
This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.
	Investors considering buying shares of the Fund on or just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.
	If a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, the shareholder may be subject to a 31% backup withholding tax with respect to (a) any taxable dividends and distributions and (b) any proceeds of any redemption of Fund shares. An individuals taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholders regular Federal income tax liability.
	The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Additional Information

	The Fund, an open-end management investment company, was incorporated on October 4, 1989 in Maryland under the name The Inefficient-Market Fund Inc.
(the Fund) as a non-diversified closed-end management investment company and converted to open-end diversified status on June 23, 1997 pursuant to shareholder approval rendered on April 18, 1997 and Securities and Exchange Declaration of Effectiveness issued on June 23, 1997.
	PNC Bank is located at 17th Chestnut Street, Philadelphia, PA 19103, and serves as the custodian of the Fund. Under its agreement with the Fund, PNC
Bank holds the Funds portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. PNC Bank is authorized to establish separate accounts for foreign securities owned by the Fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.
	First Data is located at Exchange Place, Boston, MA 02109, and serves as the Funds transfer agent. Under the transfer agency agreement, First Data maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and distributes dividends and distributions payable by the Fund. For these services, First Data receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month and is reimbursed for out-of-pocket expenses.

Financial Statements

	The Funds Annual Report for the fiscal year ended December 31, 1997 is incorporated herein by reference in its entirety.



						Smith Barney
						Small Cap Blend
						Fund, Inc.



Statement of

Additional
Information















April 30, 1998
















Smith Barney
Small Cap Blend Fund, Inc.
388 Greenwich Street
New York, NY  10013
				SMITH BARNEY
								A Member of Travelers Group

15


PART C
OTHER INFORMATION

Item 24.
Financial Statements and Exhibits

(a) Financial Statements
Included in Part A:
Financial Highlights

Included in Part B

The Registrants Annual Report for the fiscal year ended December 31, 1997 and the report of Independent Accounts are incorporated by reference to the definitive 30b2-1 filed on March 2, 1998 as accession number 91155-98-000126


 (b)  Exhibits:

All references are to Pre-Effective No. 1 to the Registrants registration statement on Form N-1A as filed with the SEC on June 17, 1997 (Pre-Effective
Amendment No. 1). (File Nos. 333-25499 and 811-5928)


1. Amended and Restated Articles of Incorporation dated June 16, 1997 are incorporated by reference to Pre-Effective Amendment No. 1



2. Registrants By-Laws are incorporated by reference to Pre-Effective Amendment No. 1

3. Not applicable
 Not applicable




4. Registrants form of Stock Certificate for Class A is incorporated by reference to Pre-Effective Amendment No. 1



5. Investment Advisory Agreement dated June 23, 1997, between the Registrant and Travelers Investment Management Company is incorporated by reference to Pre-Effective Amendment No. 1.


6. Form of Distribution Agreement between the Registrant and Smith Barney Inc., is incorporated by reference to Pre-Effective Amendment No. 1.


7.  Not applicable
Not applicable


8. Form of Custodian Services Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Pre-Effective Amendment No. 1.



9. (a) Form of Transfer Agency Agreement between the Registrant o and First Data Investor
Services Group, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.



(b) Amended Administration Agreement dated June 23, 1997, between the Registrant and Mutual Management Corp. (f/k/a Smith Barney Mutual Funds Management Inc.,) is incorporated by reference to Pre-Effective Amendment No. 1.

10. Opinion of Sullivan and Cromwell dated June 13, 1997 is incorporated by reference to Pre-Effective Amendment No. 1.


11.
Consent of Independent Accountants is filed herewith

12.  Inapplicable
Inapplicable

13.  Not applicable
Not applicable

14.  Not applicable
Not applicable


15. Services and Distribution plan pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1.

16. Performance Data is incorporated by reference to the Funds Registration Statement on Form N-1A filed on April 21, 1997

17.     Financial Data Schedule is filed herewith


18. Form of Rule 18f-3 Plan of the Registrant is incorporated by reference to the Pre-Effective Amendment No. 1.

Item 25. Persons Controlled by or Under Common Control with Registrant The Registrant is not controlled directly or indirectly by any person. Information regarding the Registrants institutional manager is set forth under the caption Management of the Fund in the Prospectus included in Part
A of this Registration Statement on Form N-1A.


Item 26.  Number of Holders of Securities

	Number of Record Holders as of April 28, 1998
	Title of Class
	Common Stock par value
	$.001 per share	Class A 2261 	Class B 2515
	Class C   596           Class Y 6


Item 27.  Indemnification
Reference is made to Article IX of Registrants Articles of Incorporation for a complete statement of its terms.

Item 28. Business and other Connections of the Investment Adviser.
Travelers Investment Management Company (TIMCO) (the Adviser) serves as the investment adviser for the Fund pursuant to a written agreement dated June
23, 1997 (the Advisory Agreement).  TIMCO was incorporated on August 31,
1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings) which in turn is a wholly owned subsidiary of Travelers Group Inc. TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967. The list required by this Item 28 of officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBA pursuant to the Advisers Act (SEC File No. 801-07212).


Item 29.  Principal Underwriters
Smith Barney Inc. (Smith Barney) currently acts as a distributor for Concert Allocation Series; Concert Investment Series; Consulting Group Capital Markets
Funds; Global Horizons Investment Series (Cayman Islands); Greenwich Street California Municipal Fund Inc.; Greenwich Street Municipal Fund Inc.; Greenwich Street Series Fund; High Income Opportunity Fund Inc.; The Italy Fund Inc.; Managed High Income Portfolio Inc.; Managed Municipals Portfolio II Inc.; Managed Municipals Portfolio Inc.; Municipal High Income Fund Inc.; Puerto Rico Daily Liquidity Fund Inc.; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Appreciation Fund Inc.; Smith Barney Arizona Municipals Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Concert Allocation Series Inc.; Smith Barney Small Cap Blend Fund, Inc.; Smith Barney Equity Funds; Smith Barney Fundamental Value Fund Inc.; Smith Barney Funds, Inc.; Smith Barney Income Funds; Smith Barney Income Trust; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Intermediate Municipal Fund, Inc.; Smith Barney Investment Funds Inc.; Smith Barney Investment Trust; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney Massachusetts Municipals Fund; Smith Barney Money Funds, Inc.; Smith Barney Muni Funds; Smith Barney Municipal Fund, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Oregon Municipals Fund Inc.; Smith Barney Principal Return Fund; Smith Barney Puerto Rico Equity Index and Income Fund Smith Barney Telecommunications Trust; Smith Barney Variable Account Funds; Smith Barney World Funds, Inc.; Smith Barney Worldwide Special Fund N.V. (Netherlands Antilles); Travelers Series Fund Inc.; The USA High Yield Fund N.V.; Worldwide Securities Limited (Bermuda); Zenix Income Fund Inc. and various series of unit investment trusts.

The information required by this Item 29 with respect to each director, officer and partner of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177)


Item 30.  Location of Accounts and Records
All accounts, books and other documents of Registrant are maintained at the offices of:
(1)	TIMCO
	One Tower Square
	Hartford, Connecticut 06183
	(Records relating to its function as Registrants investment adviser)

(2)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, Pennsylvania 19103
	(Records relating to its function as Registrants custodian)

(3)	First Data Investor Services Group, Inc.
	Exchange Place
	Boston, Massachusetts 02109
	(Records relating to its function as Registrants transfer agent)

Item 31.  Management Services
 	Not applicable.

Item 32. Undertakings

	The Registrant hereby undertakes to furnish to each person to whom a Prospectus of any series of the Registrant is delivered a copy of the Registrants latest annual report, upon request and without charge.


485 (b) Certification
	The Registrant hereby certifies that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Disciplined Small Cap Fund, Inc., has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of
New York on the    30th day of April, 1998.


   		SMITH BARNEY SMALL CAP BLEND FUND, INC.
</R.
		By:  /s/  Heath B. McLendon

		    Heath B. McLendon
		    President

	As required by the Securities Act of 1933, as amended, this Registration
Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature              Title   /Heath B.  McLendon
       President, Chairman of the Board and


   04/30/98
Heath B.  McLendon           Chief Executive Officer

/s/Lewis E. Daidone 	     Senior Vice President and Treasurer
   04/30/98
Lewis E. Daidone               Chief Financial and Accounting Officer

/s/ Bruce D. Sargent*          Director
   04/30/98
Bruce D. Sargent

/s/ Donald R. Foley*           Director       04/30/98>
Donald R. Foley

/s/ Paul Hardin               Director


   04/30/98    aul Hardin

/s/ Roderick C. Rasmussen*       Director
   04/30/98
Roderick C. Rasmussen

/s/ John P. Toolan*                    Director
   04/30/98
John P. Toolan

*By : /s/ Heath B. McLendon
	Heath B. McLendon
	Attorney-in-Fact, pursuant to Power of Attorney previously filed.



EXHIBITS

Exhibit No.
1.		KPMGs Consent
2.		Financial Data Schedule
3.		Cover Letter to SEC